Related party transactions (Tables)	9 Months Ended
Sep. 30, 2022
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the nine months ended		For the nine months ended
	September 30, 2022		September 30, 2021		September 30, 2022		December 31, 2021
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	300	33,381	158	27,988	210	4,722	—	6,707
Fresenius SE affiliates	3,378	63,878	3,163	75,676	1,021	7,715	1,544	8,041
Equity method investees	29,206	—	39,664	—	134,340	—	131,661	—
Total	32,884	97,259	42,985	103,664	135,571	12,437	133,205	14,748

Products
Fresenius SE	—	—	1	—	—	—	—	—
Fresenius SE affiliates	48,817	29,221	35,136	22,991	18,685	6,581	13,487	6,000
Equity method investees	—	334,964	—	344,397	—	62,257	—	76,444
Total	48,817	364,185	35,137	367,388	18,685	68,838	13,487	82,444

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €20,479 and €12,911 at September 30, 2022 and December 31, 2021, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	For the nine months ended September 30, 2022			For the nine months ended September 30, 2021			September 30, 2022		December 31, 2021
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	6,303	407	910	5,937	493	859	43,077	44,118	48,794	50,997
Fresenius SE affiliates	10,285	717	—	9,842	833	38	59,268	60,704	68,181	68,284
Total	16,588	1,124	910	15,779	1,326	897	102,345	104,822	116,975	119,281

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.